Advances to suppliers (Tables)	6 Months Ended
Jun. 30, 2024
Advances do Suppliers [Abstract]
Schedule of Advances to Suppliers

	06/30/2024	12/31/2023
Forestry development program and partnerships	2,412,921	2,242,229
Advance to suppliers - others	127,180	113,743
	2,540,101	2,355,972

Current	127,180	113,743
Non-current	2,412,921	2,242,229